Loss Per Share - Antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	643,697,535	573,559,135	230,533,235
Share options [Member]
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	142,949,035	112,649,035	94,349,035
Warrants Equity Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	500,748,500	460,910,100	0
Warrants Liability Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	0	0	136,184,200